Segment reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting

4.	Segment reporting
The Group operates within the transportation and logistics industry in the United States, Canada and Mexico in different reportable segments, as described below. The reportable segments are managed independently as they require different technology and capital resources. For each of the operating segments, the Group’s CEO reviews internal management reports. The following summary describes the operations in each of the Group’s reportable segments:

Package and Courier:	Pickup, transport and delivery of items across North America.
Less-Than-Truckload (a) :	Pickup, consolidation, transport and delivery of smaller loads.
Truckload (b) :
Full loads carried directly from the customer to the destination using a closed van or specialized equipment to meet customers’ specific needs. Includes expedited transportation, flatbed, tank, container and dedicated services.

Logistics:	Asset-light logistics services, including brokerage, freight forwarding and transportation management, as well as small package parcel delivery.
(a)     Beginning in the second quarter of fiscal 2021, due to the acquisition of UPS Ground Freight Inc., the Less-Than-Truckload reporting segment now represents the aggregation of the Canadian Less-Than-Truckload and U.S. Less-Than-Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services, additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.
(b)     Prior to August 31, 2022, the Truckload reporting segment represented the aggregation of the Canadian Conventional Truckload, U.S. Conventional Truckload, and Specialized Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services. Additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends. On August 31,2022, the Group sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the U.S. Conventional Truckload operating segment. Subsequent to the sale, the remaining business operations in the Group’s U.S. Conventional Truckload operating segment were transferred to the Specialized Truckload operating segment. Because the transfer was amongst operating segments in the same reportable segment and the aggregation criteria continued to be met, there was no impact on the reportable segment results.

Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Corporate	Eliminations	Total

2022

Revenue (1)	498,972	3,243,556	1,986,331	1,689,122	-	(60,917)	7,357,064
Fuel surcharge (1)	151,872	779,607	464,707	74,158	-	(14,917)	1,455,427

Total revenue (1)	650,844	4,023,163	2,451,038	1,763,280	-	(75,834)	8,812,491

Operating income	134,306	470,807	366,868	140,446	33,611	-	1,146,038

Selected items:
Depreciation and amortization	26,532	152,666	212,430	38,244	721	-	430,593
Gain on sale of land and buildings	-	-	43	-	-	-	43
Gain on sale of assets held for sale	-	55,714	22,197	-	-	-	77,911
Gain on sale of business	-	-	-	-	73,653	-	73,653
Intangible assets	180,119	167,798	775,464	468,547	182	-	1,592,110
Total assets	362,724	2,275,672	1,861,093	731,564	274,777	-	5,505,830
Total liabilities	126,383	836,937	464,962	239,916	1,374,687	(125)	3,042,760
Additions to property and equipment	15,097	168,667	165,953	1,150	402	-	351,269

2021*
Revenue (1)(2)	560,147	2,440,640	1,901,157	1,620,926	-	(54,085)	6,468,785
Fuel surcharge (1)(2)	81,302	374,750	261,595	41,146	-	(7,149)	751,644

Total revenue (1)	641,449	2,815,390	2,162,752	1,662,072	-	(61,234)	7,220,429

Operating income (loss)	108,440	572,798	230,189	142,794	(74,992)	-	979,229
Selected items:
Depreciation and amortization	26,404	116,060	211,561	38,208	799	-	393,032
Loss on sale of land and buildings	-	(16)	-	(3)	-	-	(19)
Gain on sale of assets held for sale	-	1,640	10,569	-	-	-	12,209
Loss on sale of intangible assets	(1)	-	-	-	-	-	(1)
Bargain purchase gain (3)	-	271,593	-	12,000	-	-	283,593
Intangible assets	193,765	188,604	955,608	454,612	332	-	1,792,921
Total assets	379,881	2,351,138	2,317,615	746,638	88,391	-	5,883,663
Total liabilities	128,599	957,148	559,438	248,122	1,680,135	(134)	3,573,308
Additions to property and equipment	19,347	65,543	181,313	809	161	-	267,173
(1)
Includes intersegment revenue and intersegment fuel surcharge
* Recasted for:
(2)
Changes in presentation for consistency with the current year presentation: “intersegment revenue and fuel surcharge” presented separately in previous periods is now presented within “revenue” and “fuel surcharge”.
(3)
Adjustments to provisional amounts of UPS Freight prior year business combination (see note 5d))
Geographical information
Revenue is attributed to geographical locations based on the origin of service’s location.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Eliminations	Total

2022
Canada	650,844	667,506	1,182,198	256,714	(34,202)	2,723,060
United States	-	3,355,657	1,268,840	1,488,941	(41,632)	6,071,806
Mexico	-	-	-	17,625	-	17,625
Total	650,844	4,023,163	2,451,038	1,763,280	(75,834)	8,812,491

2021

Canada	641,449	576,311	912,166	269,568	(31,193)	2,368,301
United States	-	2,239,079	1,250,586	1,370,843	(30,041)	4,830,467
Mexico	-	-	-	21,661	-	21,661

Total	641,449	2,815,390	2,162,752	1,662,072	(61,234)	7,220,429
Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2022	December 31, 2021	*

Property and equipment, right-of-use assets and intangible assets
Canada	1,848,746	1,933,050
United States	2,256,959	2,698,630
Mexico	-	14,915

	4,105,705	4,646,595
* Recasted for adjustments to provisional amounts of UPS Freight prior year’s business combination (see note 5d)).